STOCK COMPENSATION PLANS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$82,500
Granted	18,800,000	1.86	23,878,450	1,170,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of May 31, 2017	23,350,000	$1.75	$26,428,830	$1,252,500

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$21,000

Schedule of fair value of each option grant is estimated using the Black Scholes option valuation model
Nine Months Ended May 31,
	2017	2016
Expected term	4.59 - 6.43 years	-
Expected average volatility	179%-183%	-
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 2.25%	-

	Year Ended August 31,
	2016	2015
Expected term	5.97 - 7.97 years	-
Expected average volatility	179%	-
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 1.58%	-

Schedule of outstanding and exercisable stock options

Options Outstanding			Options Exercisable

	Weighted Average
Number	Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	6.22	$1.33	-	$-
4,500,000	6.36	$1.33	-	$-
4,500,000	6.43	$1.33	-	$-
3,750,000	5.59	$1.83	1,250,000	$1.25
6,000,000	6.59	$2.67	-	$-
50,000	4.59	$1.25	50,000	$1.25
23,350,000			1,350,000

Options Outstanding			Options Exercisable

Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,000	No expiration	$0.50	50,000	$0.50
4,500,000	6.97	$1.33	-	$-